Lord Abbett Large-Cap Growth Fund
                                90 Hudson Street
                       Jersey City, New Jersey 07302-3973

                                  December 4, 2003


VIA EDGAR
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549


Re:     Lord Abbett Large-Cap Growth Fund
        CIK: 0001095664
        1933 Act File No.: 333-88103
        1940 Act File No.: 811-09597


Dear Sir/Madam:

     Pursuant to Rule 497 (j) under the Securities Act of 1933, please be advised that there are no changes to the Prospectuses and Statements of Additional Information contained in Post-Effective Amendment No. 5 to the Fund's Registration Statement on Form N-1A filed pursuant to Rule 485(b) with the Securities and Exchange Commission on November 25, 2003.

     Please contact the undersigned at (201) 395-2259 if you have any questions or comments.

                                        Very truly yours,

                                     /s/Leslie C. Vanderhoof
                                        Leslie C. Vanderhoof
                                        Legal Assistant